INVENTORIES (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,522	$ 1,293
Work-in-process	717	576
Finished goods	5,515	4,857
Total inventories	$ 7,754	$ 6,726